INVENTORIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Classes of current inventories [abstract]
Cost of inventories expense	$ 50,067	$ 182,579
Prepaid inventory	$ 114,725	$ 855,415	$ 0